Performance Management - International Developed Markets Select Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Portfolio Performance
Performance Narrative [Text Block]
It is currently contemplated that before the Portfolio commences operations, the Predecessor Portfolio, another series of The Harding, Loevner Funds, Inc., will transfer its assets and liabilities to the Portfolio in a tax‑free reorganization (the “Reorganization”). The Portfolio and the Predecessor Portfolio have the identical investment objective, fundamental investment policies and investment strategy. However, ETFs, such as the Portfolio, are structurally different from mutual funds, such as the Predecessor Portfolio, in several important aspects, including the ability for ETF shareholders to trade shares intraday on an exchange at market prices, the full daily transparency of the ETF’s portfolio holdings and the potential for increased tax efficiency.
The performance of the Predecessor Portfolio has not been restated to reflect the annual operating expenses of the Portfolio, which are lower than those of the Predecessor Portfolio. Because the Portfolio has different fees and expenses than the Predecessor Portfolio, the Portfolio would also have had different performance results. Additionally, if the Predecessor Portfolio had operated as an ETF, its performance may have differed.
The following bar chart shows how the investment results of the Predecessor Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Predecessor Portfolio’s Institutional Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Institutional Class shares of the Predecessor Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated Predecessor Portfolio performance information is available at www.hardingloevneretfs.com or by calling (888) 744-1377.

Performance Past Does Not Indicate Future [Text]	How the Institutional Class shares of the Predecessor Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the investment results of the Predecessor Portfolio’s Institutional Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Predecessor Portfolio’s Institutional Class shares compare with a broad measure of market performance.
Bar Chart [Heading]	International Developed Markets Equity Portfolio – Institutional Class
Bar Chart Closing [Text Block]
The best calendar quarter return during the period shown above was 12.80% in the fourth quarter of 2023; the worst was ‑8.69% in the fourth quarter of 2024.
Year‑to‑date returns as of March 31, 2026: 2.63%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After‑tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Portfolio shares through tax‑deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Performance Availability Website Address [Text]	www.hardingloevneretfs.com
Performance Availability Phone [Text]	(888) 744-1377
International Developed Markets Select Equity ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year‑to‑date returns
Bar Chart, Year to Date Return	2.63%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	best calendar quarter return
Highest Quarterly Return	12.80%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	the worst
Lowest Quarterly Return	(8.69%)
Lowest Quarterly Return, Date	Dec. 31, 2024